Texas Capital Texas Equity Index ETF
Schedule of Investments
March 31, 2025 - (Unaudited)
COMMON STOCKS — 99.72% Shares Fair Value
Communications — 1.69%
AST SpaceMobile, Inc., Class A
(a)
494 $ 11,234
AT&T, Inc. 14,188 401,236
Frontier Communications Parent, Inc.
(a)
509 18,253
Match Group, Inc. 495 15,444
Nexstar Media Group, Inc. 86 15,413
Thryv Holdings, Inc.
(a)
932 11,939
473,519
Consumer Discretionary — 19.16%
Academy Sports & Outdoors, Inc. 5,615 256,100
Brinker International, Inc.
(a)
2,932 437,015
Builders FirstSource, Inc.
(a)
175 21,865
Carriage Services, Inc. 665 25,769
Cinemark Holdings, Inc.
(a)
570 14,187
Copart, Inc.
(a)
1,889 106,899
D.R. Horton, Inc. 4,338 551,491
Dave & Buster's Entertainment, Inc.
(a)
10,438 183,396
Forestar Group, Inc.
(a)
639 13,508
GameStop Corp., Class A
(a)
32,266 720,176
Green Brick Partners, Inc.
(a)
632 36,852
Group 1 Automotive, Inc. 1,059 404,485
LGI Homes, Inc.
(a)
320 21,270
Microvast Holdings, Inc.
(a)
9,080 10,624
RCI Hospitality Holdings, Inc. 549 23,574
Rush Enterprises, Inc., Class A 5,830 311,380
Sally Beauty Holdings, Inc.
(a)
8,420 76,033
Service Corp. International 6,833 548,006
Tesla, Inc.
(a)
4,323 1,120,348
Upbound Group, Inc. 559 13,394
Wingstop, Inc. 1,893 427,023
XPEL, Inc.
(a)
1,010 29,674
YETI Holdings, Inc.
(a)
410 13,571
5,366,640
Consumer Staples — 2.30%
Darling Ingredients, Inc.
(a)
438 13,683
Kimberly-Clark Corp. 544 77,368
Quanex Building Products Corp. 729 13,552
Sysco Corp. 6,967 522,803
Vital Farms, Inc.
(a)
538 16,393
643,799
Energy — 22.49%
APA Corp. 1,647 34,620
Archrock, Inc. 746 19,575
Atlas Energy Solutions, Inc. 776 13,844
Baker Hughes Co., Class A 4,526 198,917

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
COMMON STOCKS — 99.72% - (continued) Shares Fair Value
Energy — 22.49% - (continued)
Berry Corp. 3,530 $ 11,331
ChampionX Corp. 464 13,827
Cheniere Energy, Inc. 3,187 737,471
Chevron Corp. 2,692 450,345
Chord Energy Corp. 273 30,773
Comstock Resources, Inc.
(a)
751 15,275
ConocoPhillips 5,875 616,992
Coterra Energy, Inc. 3,352 96,873
Crescent Energy Co., Class A 1,270 14,275
CVR Energy, Inc. 769 14,919
Diamondback Energy, Inc. 869 138,936
DNOW, Inc.
(a)
1,462 24,971
EOG Resources, Inc. 2,528 324,191
Excelerate Energy, Inc., Class A 481 13,795
Expro Group Holdings N.V.
(a)
1,465 14,562
Exxon Mobil Corp. 6,777 805,988
Flowco Holdings, Inc., Class A
(a)
584 14,980
Granite Ridge Resources, Inc. 2,460 14,957
Halliburton Co. 3,327 84,405
Helix Energy Solutions Group, Inc.
(a)
1,715 14,252
Hess Midstream, L.P. , Class A 520 21,991
HF Sinclair Corp. 438 14,401
Innovex International, Inc.
(a)
774 13,901
Kinder Morgan, Inc. 17,130 488,719
Kinetik Holdings, Inc., Class A 352 18,283
Kodiak Gas Services, Inc. 347 12,943
Landbridge Co., LLC 197 14,172
Magnolia Oil & Gas Corp., Class A 845 21,345
Matador Resources Co. 532 27,180
MRC Global, Inc.
(a)
1,259 14,453
Murphy Oil Corp. 593 16,841
Newpark Resources, Inc.
(a)
2,239 13,009
Noble Corp. plc 606 14,362
NOV, Inc. 993 15,113
Occidental Petroleum Corp. 3,120 154,003
Oceaneering International, Inc.
(a)
703 15,332
Par Pacific Holdings, Inc.
(a)
1,056 15,059
Patterson-UTI Energy, Inc. 1,737 14,278
Permian Resources Corp., Class A 2,830 39,196
Phillips 66 635 78,410
ProPetro Holding Corp.
(a)
1,854 13,627
Range Resources Corp. 1,081 43,164
Sable Offshore Corp.
(a)
558 14,156
Schlumberger Ltd. 6,283 262,629
Select Water Solutions, Inc., Class A 1,415 14,858

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
COMMON STOCKS — 99.72% - (continued) Shares Fair Value
Energy — 22.49% - (continued)
Solaris Energy Infrastructure, Inc., Class A 539 $ 11,729
Summit Midstream Corp.
(a)
364 12,336
Talen Energy Corp.
(a)
195 38,936
Talos Energy, Inc.
(a)
1,632 15,863
Targa Resources Corp. 1,905 381,895
TETRA Technologies, Inc.
(a)
4,078 13,702
Texas Pacific Land Corp. 439 581,671
Thermon Group Holdings, Inc.
(a)
469 13,062
Tidewater, Inc.
(a)
338 14,287
VAALCO Energy, Inc. 3,438 12,927
Valero Energy Corp. 494 65,243
Viper Energy, Inc. 596 26,909
Weatherford International PLC 330 17,672
6,297,731
Financials — 6.79%
Acuren Corp.
(a)
1,508 16,769
Applied Digital Corp.
(a)
2,057 11,560
Charles Schwab Corp. (The) 14,290 1,118,621
Comerica, Inc. 1,122 66,265
Corebridge Financial, Inc. 1,802 56,889
Cullen/Frost Bankers, Inc. 504 63,101
EZCORP, Inc., Class A
(a)
1,019 15,000
First Financial Bankshares, Inc. 1,182 42,457
First Foundation, Inc. 2,854 14,812
FirstCash Holdings, Inc. 336 40,428
Globe Life, Inc. 687 90,492
Goosehead Insurance, Inc., Class A 207 24,438
Hilltop Holdings, Inc. 475 14,464
International Bancshares Corp. 461 29,071
Mr. Cooper Group, Inc.
(a)
527 63,029
P10, Inc., Class A 1,205 14,159
Prosperity Bancshares, Inc. 748 53,385
Skyward Specialty Insurance Group, Inc.
(a)
301 15,929
Southside Bancshares, Inc. 471 13,640
Stellar Bancorp, Inc. 506 13,996
Stewart Information Services Corp. 235 16,767
TPG, Inc., Class A 840 39,841
Triumph Financial, Inc.
(a)
228 13,178
TWFG, Inc.
(a)
457 14,126
Veritex Holdings, Inc. 548 13,684
Victory Capital Holdings, Inc., Class A 442 25,579
1,901,680
Health Care — 11.20%
Addus HomeCare Corp.
(a)
2,065 204,208
agilon health, inc.
(a)
35,378 153,187

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
COMMON STOCKS — 99.72% - (continued) Shares Fair Value
Health Care — 11.20% - (continued)
Castle Biosciences, Inc.
(a)
694 $ 13,894
Integer Holdings Corp.
(a)
105 12,391
McKesson Corp. 1,696 1,141,391
Natera, Inc.
(a)
231 32,666
Savara, Inc.
(a)
5,236 14,504
Tenet Healthcare Corp.
(a)
10,698 1,438,880
US Physical Therapy, Inc. 1,728 125,038
3,136,159
Industrials — 11.95%
AECOM 1,943 180,174
Alamo Group, Inc. 77 13,722
American Airlines Group, Inc.
(a)
6,113 64,492
AMN Healthcare Services, Inc.
(a)
567 13,869
Arcosa, Inc. 221 17,044
AZZ, Inc. 156 13,043
Bristow Group, Inc.
(a)
431 13,611
Cactus, Inc., Class A 302 13,841
Caterpillar, Inc. 747 246,362
CECO Environmental Corp.
(a)
583 13,292
Comfort Systems USA, Inc. 550 177,282
CSW Industrials, Inc. 47 13,701
DXP Enterprises, Inc.
(a)
181 14,889
Flowserve Corp. 286 13,968
Fluor Corp.
(a)
2,447 87,652
Great Lakes Dredge & Dock Corp.
(a)
1,719 14,955
IES Holdings, Inc.
(a)
315 52,010
Insperity, Inc. 518 46,221
Intuitive Machines, Inc.
(a)
1,835 13,671
Jacobs Solutions, Inc. 1,722 208,172
KBR, Inc. 1,940 96,631
Kirby Corp.
(a)
534 53,939
Lennox International, Inc. 50 28,042
Powell Industries, Inc. 80 13,626
Primoris Services Corp. 782 44,895
Quanta Services, Inc. 2,226 565,804
Southwest Airlines Co. 5,451 183,045
Sterling Infrastructure, Inc.
(a)
449 50,831
Trinity Industries, Inc. 469 13,160
Waste Management, Inc. 4,600 1,064,946
3,346,890
Materials — 0.38%
ATI, Inc.
(a)
267 13,892
Celanese Corp. 258 14,646
Commercial Metals Co. 307 14,125
Eagle Materials, Inc. 62 13,760

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
COMMON STOCKS — 99.72% - (continued) Shares Fair Value
Materials — 0.38% - (continued)
Huntsman Corp. 788 $ 12,443
United States Lime & Minerals, Inc. 147 12,992
Uranium Energy Corp.
(a)
2,530 12,093
Westlake Corp. 127 12,704
106,655
Real Estate — 12.45%
Camden Property Trust 2,126 260,010
CBRE Group, Inc., Class A
(a)
5,722 748,323
Crown Castle International Corp. 8,818 919,100
Digital Realty Trust, Inc. 6,836 979,530
FrontView REIT, Inc. 920 11,767
Howard Hughes Holdings, Inc.
(a)
1,024 75,858
Invitation Homes, Inc. 12,449 433,848
NETSTREIT Corp. 1,731 27,436
NexPoint Residential Trust, Inc. 467 18,461
Summit Hotel Properties, Inc. 2,351 12,719
3,487,052
Technology — 9.67%
Alkami Technology, Inc.
(a)
561 14,726
Applied Optoelectronics, Inc.
(a)
788 12,096
BigCommerce Holdings, Inc.
(a)
2,306 13,283
Bumble, Inc., Class A
(a)
2,728 11,840
Cirrus Logic, Inc.
(a)
141 14,051
Core Scientific, Inc.
(a)
1,524 11,034
Crowdstrike Holdings, Inc., Class A
(a)
3,669 1,293,615
Dell Technologies, Inc., Class C 523 47,671
Digital Turbine, Inc.
(a)
4,408 11,968
Diodes, Inc.
(a)
288 12,433
E2open Parent Holdings, Inc., Class A
(a)
6,161 12,322
Hewlett Packard Enterprise Co. 2,008 30,983
Omnicell, Inc.
(a)
678 23,703
Oracle Corp. 3,442 481,226
PROS Holdings, Inc.
(a)
643 12,236
Q2 Holdings, Inc.
(a)
183 14,642
Sabre Corp.
(a)
4,372 12,285
Silicon Laboratories, Inc.
(a)
120 13,508
SolarWinds Corp. 744 13,712
TaskUs, Inc., Class A
(a)
1,076 14,666
Texas Instruments, Inc. 1,497 269,012
Tyler Technologies, Inc.
(a)
630 366,276
2,707,288
Utilities — 1.64%
Aris Water Solution, Inc., Class A 457 14,642
Atmos Energy Corp. 668 103,260
CenterPoint Energy, Inc. 2,748 99,560

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
COMMON STOCKS — 99.72% - (continued) Shares Fair Value
Utilities — 1.64% - (continued)
NRG Energy, Inc. 775 $ 73,982
Vistra Corp. 1,427 167,586
459,030
Total Common Stocks — 99.72% (Cost $25,294,390) 27,926,443
MONEY MARKET FUNDS - 0.26%
State Street Institutional U.S. Government Money Market Fund, Opportunity
Class, 4.26%
(b)
74,160 74,160
Total Money Market Funds (Cost $74,160) 74,160
Total Investments — 99.98% (Cost $25,368,550) 28,000,603
Other Assets in Excess of Liabilities — 0.02% 4,430
NET ASSETS — 100.00% $ 28,005,033
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2025.
REIT - Real Estate Investment Trust

Texas Capital Texas Oil Index ETF
Schedule of Investments
March 31, 2025 - (Unaudited)
COMMON STOCKS — 99.53% Shares Fair Value
Gas & Water Utilities — 3.35%
Osaka Gas Company Ltd. (Japan) 7,075 $ 159,612
Tokyo Gas Company Ltd. (Japan) 8,605 273,317
432,929
Oil & Gas Producers — 91.34%
APA Corp. 30,091 632,513
Baytex Energy Corp. 118,052 263,256
BP PLC - ADR 10,497 354,694
Civitas Resources, Inc. 14,964 522,094
Comstock Resources, Inc.
(a)
10,473 213,021
ConocoPhillips 10,291 1,080,761
Coterra Energy, Inc. 7,845 226,720
Crescent Energy Co., Class A 46,549 523,211
Devon Energy Corp. 15,325 573,155
Diamondback Energy, Inc. 6,791 1,085,745
EOG Resources, Inc. 6,868 880,752
Exxon Mobil Corp. 9,115 1,084,047
Kinder Morgan, Inc. 10,268 292,946
Magnolia Oil & Gas Corp., Class A 11,552 291,804
Matador Resources Co. 856 43,733
Murphy Oil Corp. 6,330 179,772
Occidental Petroleum Corp. 21,780 1,075,061
Ovintiv, Inc. 12,612 539,794
Permian Resources Corp. 35,338 489,431
Repsol S.A. - ADR 7,031 93,583
Riley Exploration Permian, Inc. 3,096 90,310
Ring Energy, Inc.
(a)
73,761 84,825
SM Energy Co. 16,772 502,321
Total S.A. - ADR 2,010 130,027
Vital Energy, Inc.
(a)
24,784 525,916
11,779,492
Oil, Gas & Consumable Fuels — 4.84%
Chevron Corp. 3,729 623,824
Total Common Stocks — 99.53% (Cost $13,495,668) 12,836,245
MONEY MARKET FUNDS — 0.39%
State Street Institutional U.S. Government Money Market Fund,
Opportunity Class, 4.26%
(b)
50,087 50,087
Total Money Market Funds (Cost $50,087) 50,087
Total Investments — 99.92% (Cost $13,545,755) 12,886,332
Other Assets in Excess of Liabilities — 0.08% 10,010
NET ASSETS — 100.00% $ 12,896,342
(a) Non-income producing security.

Texas Capital Texas Oil Index ETF
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
(b) Rate disclosed is the seven day effective yield as of March 31, 2025.
ADR - American Depositary Receipt.

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments
March 31, 2025 - (Unaudited)
COMMON STOCKS — 99.79% Shares Fair Value
Communications — 2.35%
AST SpaceMobile, Inc.
(a)
2,985 $ 67,879
Clear Channel Outdoor Holdings, Inc.
(a)
52,546 58,326
iHeartMedia, Inc., Class A
(a)
3,962 6,537
Nexstar Media Group, Inc. 455 81,545
Thryv Holdings, Inc.
(a)
5,211 66,753
281,040
Consumer Discretionary — 15.28%
Academy Sports & Outdoors, Inc. 4,343 198,084
Carriage Services, Inc. 2,941 113,963
Cinemark Holdings, Inc.
(a)
1,982 49,332
Dave & Buster's Entertainment, Inc.
(a)
4,784 84,055
European Wax Center, Inc.
(a)
6,190 24,451
Forestar Group, Inc.
(a)
842 17,800
Green Brick Partners, Inc.
(a)
1,749 101,984
Group 1 Automotive, Inc. 731 279,205
Landesa Home Corp.
(a)
1,093 7,017
LGI Homes, Inc.
(a)
887 58,959
Microvast Holdings, Inc.
(a)
4,070 4,762
RCI Hospitality Holdings, Inc. 5,169 221,957
Rush Enterprises, Inc., Class A 4,510 240,879
Sally Beauty Holdings, Inc.
(a)
6,510 58,785
Target Hospitality Corp.
(a)
24,762 162,934
Upbound Group, Inc. 1,078 25,829
XPEL, Inc.
(a)
4,360 128,097
YETI Holdings, Inc.
(a)
1,507 49,882
1,827,975
Consumer Staples — 2.72%
Darling Ingredients, Inc.
(a)
2,590 80,912
Quanex Building Products Corp. 864 16,062
Vital Farms, Inc.
(a)
7,512 228,890
325,864
Energy — 20.05%
Amplify Energy Corp.
(a)
1,571 5,876
Archrock, Inc. 2,627 68,932
Atlas Energy Solutions, Inc. 1,545 27,563
Berry Corp. 1,529 4,908
ChampionX Corp. 3,079 91,754
Comstock Resources, Inc.
(a)
1,383 28,130
Crescent Energy Co., Class A 2,882 32,394
CVR Energy, Inc. 1,764 34,222
DNOW, Inc.
(a)
22,321 381,243
Excelerate Energy, Inc., Class A 7,749 222,241
Expro Group Holdings N.V.
(a)
3,957 39,333
Flotek Industries, Inc.
(a)
706 5,881

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
COMMON STOCKS — 99.79% - (continued) Shares Fair Value
Energy — 20.05% - (continued)
Flowco Holdings, Inc., Class A
(a)
400 $ 10,260
Forum Energy Technologies, Inc.
(a)
347 6,978
Granite Ridge Resources, Inc. 1,097 6,670
Helix Energy Solutions Group, Inc.
(a)
2,284 18,980
Hess Midstream, L.P. , Class A 1,785 75,488
HF Sinclair Corp. 2,420 79,570
Innovex International, Inc.
(a)
704 12,644
Kinetik Holdings, Inc. 2,287 118,787
Kodiak Gas Services, Inc. 858 32,003
Landbridge Co., LLC 363 26,114
Magnolia Oil & Gas Corp., Class A 2,654 67,040
Matador Resources Co. 1,669 85,269
MRC Global, Inc.
(a)
18,189 208,810
Murphy Oil Corp. 1,861 52,852
Natural Gas Services Group, Inc.
(a)
251 5,514
Newpark Resources, Inc.
(a)
1,486 8,634
Noble Corp. PLC 1,943 46,049
NOV, Inc. 6,213 94,562
Oceaneering International, Inc.
(a)
2,006 43,751
Oil States International, Inc.
(a)
1,214 6,252
Par Pacific Holdings, Inc.
(a)
981 13,989
Patterson-UTI Energy, Inc. 5,659 46,517
PrimeEnergy Resources Corp.
(a)
30 6,837
ProPetro Holding Corp.
(a)
1,276 9,379
Ranger Energy Services, Inc. 3,925 55,696
Ring Energy, Inc.
(a)
5,295 6,089
Sable Offshore Corp.
(a)
1,087 27,577
Select Energy Services, Inc., Class A 1,465 15,383
Solaris Energy Infrastructure, Inc., Class A 494 10,749
Summit Midstream Corp.
(a)
662 22,435
Sunnova Energy International, Inc.
(a)
16,626 6,185
T1 Energy, Inc.
(a)
4,043 5,094
Talos Energy, Inc.
(a)
1,963 19,080
TETRA Technologies, Inc.
(a)
2,003 6,730
Thermon Group Holdings, Inc.
(a)
610 16,989
Tidewater, Inc.
(a)
729 30,815
VAALCO Energy, Inc. 1,654 6,219
Viper Energy, Inc. 1,867 84,295
W&T Offshore, Inc. 4,095 6,347
Weatherford International PLC 1,035 55,424
2,400,533
Financials — 7.65%
Acuren Corp.
(a)
13,119 145,883
Applied Blockchain, Inc.
(a)
3,094 17,388
eHealth, Inc.
(a)
734 4,903

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
COMMON STOCKS — 99.79% - (continued) Shares Fair Value
Financials — 7.65% - (continued)
EZCORP, Inc., Class A
(a)
1,033 $ 15,206
Finance Of America Cos., Inc.
(a)
281 5,974
First Financial Bankshares, Inc. 2,584 92,816
First Foundation, Inc. 1,553 8,060
FirstCash Holdings, Inc. 732 88,075
Goosehead Insurance, Inc., Class A 505 59,621
Guaranty Bancshares, Inc. 182 7,285
Hilltop Holdings, Inc. 891 27,131
International Bancshares Corp. 1,129 71,195
Mr. Cooper Group, Inc.
(a)
29 3,468
P10, Inc. 1,357 15,945
Skyward Specialty Insurance Group, Inc.
(a)
736 38,949
South Plains Financial, Inc. 258 8,545
Southside Bancshares, Inc. 604 17,492
Stellar Bancorp, Inc. 972 26,886
Stewart Information Services Corp. 575 41,026
Third Coast Bancshares, Inc.
(a)
275 9,177
TPG, Inc. 1,833 86,939
Triumph Bancorp, Inc.
(a)
469 27,108
TWFG, Inc.
(a)
263 8,129
Veritex Holdings, Inc. 1,104 27,567
Victory Capital Holdings, Inc., Class A 1,048 60,648
915,416
Health Care — 8.39%
Addus HomeCare Corp.
(a)
2,926 289,352
agilon health, inc.
(a)
50,133 217,076
Cassava Sciences, Inc.
(a)
5,429 8,144
Castle Biosciences, Inc.
(a)
511 10,230
Enhabit, Inc.
(a)
8,043 70,698
Integer Holdings Corp.
(a)
596 70,334
Nutex Health, Inc.
(a)
544 25,584
Savara, Inc.
(a)
19,953 55,269
Sonida Senior Living, Inc.
(a)
2,380 55,430
Taysha Gene Therapies, Inc.
(a)
17,538 24,378
US Physical Therapy, Inc. 2,446 176,993
1,003,488
Industrials — 18.04%
Alamo Group, Inc. 169 30,117
AMN Healthcare Services, Inc.
(a)
9,107 222,757
Arcosa, Inc. 693 53,444
AZZ, Inc. 541 45,233
Bristow Group, Inc.
(a)
1,307 41,275
Cactus, Inc., Class A 1,246 57,104
CECO Environmental Corp.
(a)
530 12,084
Civeo Corp. 2,852 65,596

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
COMMON STOCKS — 99.79% - (continued) Shares Fair Value
Industrials — 18.04% - (continued)
CSW Industrials, Inc. 264 $ 76,962
Distribution Solutions Group, Inc.
(a)
2,231 62,468
DXP Enterprises, Inc.
(a)
2,768 227,696
Ennis, Inc. 447 8,980
Great Lakes Dredge & Dock Corp.
(a)
2,875 25,013
Hyliion Holdings Corp.
(a)
3,841 5,377
IES Holdings, Inc.
(a)
776 128,125
Insperity, Inc. 4,521 403,409
Intuitive Machines, Inc.
(a)
1,753 13,060
Kirby Corp.
(a)
2,986 301,616
Orion Group Holdings, Inc.
(a)
1,587 8,300
Powell Industries, Inc. 171 29,126
Primoris Services Corp. 2,154 123,661
Resources Connection, Inc. 3,975 25,997
SEACOR Marine Holdings, Inc.
(a)
1,547 7,828
Sterling Construction Co., Inc.
(a)
1,105 125,097
Trinity Industries, Inc. 1,495 41,950
TSS, Inc.
(a)
2,061 16,179
2,158,454
Materials — 2.91%
Celanese Corp. 1,780 101,050
Commercial Metals Co. 1,851 85,165
Huntsman Corp. 2,972 46,928
United States Antimony Corp.
(a)
4,154 9,139
United States Lime & Minerals, Inc. 177 15,643
Uranium Energy Corp.
(a)
6,837 32,681
Westlake Chemical Corp. 570 57,017
347,623
Real Estate — 14.49%
FrontView REIT, Inc. 3,728 47,681
Howard Hughes Holdings, Inc.
(a)
11,701 866,811
Legacy Housing Corp.
(a)
247 6,229
NETSTREIT Corp. 18,791 297,837
NexPoint Diversified Real Estate Trust 7,491 28,691
NexPoint Residential Trust, Inc. 5,143 203,303
Summit Hotel Properties, Inc. 24,720 133,735
Whitestone REIT 10,237 149,153
1,733,440
Technology — 6.15%
Alkami Technology, Inc.
(a)
1,289 33,836
Applied Optoelectronics, Inc.
(a)
866 13,293
Asure Software, Inc.
(a)
658 6,284
Aviat Networks, Inc.
(a)
316 6,058
BigCommerce Holdings, Inc.
(a)
1,082 6,232
Bumble, Inc., Class A
(a)
1,445 6,271

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
COMMON STOCKS — 99.79% - (continued) Shares Fair Value
Technology — 6.15% - (continued)
Cirrus Logic, Inc.
(a)
867 $ 86,401
Core Scientific, Inc.
(a)
5,005 36,236
Digital Turbine, Inc.
(a)
1,995 5,416
Diodes, Inc.
(a)
830 35,831
E2open Parent Holdings, Inc.
(a)
4,684 9,368
Omnicell, Inc.
(a)
5,920 206,964
Open Lending Corp.
(a)
2,122 5,857
PROS Holdings, Inc.
(a)
747 14,215
Q2 Holdings, Inc.
(a)
897 71,770
Rackspace Technology, Inc.
(a)
10,063 17,006
Ribbon Communications, Inc.
(a)
2,660 10,427
Sabre Corp.
(a)
6,304 17,714
Silicon Laboratories, Inc.
(a)
588 66,191
SolarWinds Corp. 1,083 19,960
TaskUs, Inc., Class A
(a)
4,400 59,972
735,302
Utilities — 1.76%
Aris Water Solution, Inc., Class A 6,556 210,054
Total Common Stocks — 99.79% (Cost $12,507,097) 11,939,189
MONEY MARKET FUNDS - 0.22%
State Street Institutional U.S. Government Money Market Fund, Opportunity
Class, 4.26%
(b)
26,904 26,904
Total Money Market Funds (Cost $26,904) 26,904
Total Investments — 100.01% (Cost $12,534,001) 11,966,093
Liabilities in Excess of Other Assets — (0.01)% (1,546)
NET ASSETS — 100.00% $ 11,964,547
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2025.
REIT - Real Estate Investment Trust

Texas Capital Government Money Market ETF
Schedule of Investments
March 31, 2025 - (Unaudited)
U.S. TREASURY OBLIGATIONS — 91.02%
Principal
Amount Fair Value
United States Treasury Bill, 0.00% , 4/1/2025 $ 2,131,600 $ 2,131,600
United States Treasury Bill, 4.24% , 4/3/2025 2,355,800 2,355,245
United States Treasury Bill, 4.25% , 4/10/2025 2,250,000 2,247,612
United States Treasury Bill, 4.24% , 4/15/2025 1,747,900 1,745,020
United States Treasury Bill, 4.25% , 4/22/2025 1,279,000 1,275,833
United States Treasury Bill, 4.23% , 4/29/2025 953,000 949,865
United States Treasury Bill, 4.23% , 5/6/2025 1,350,000 1,344,446
United States Treasury Bill, 4.22% , 5/13/2025 1,845,000 1,835,915
United States Treasury Bill, 4.22% , 5/20/2025 765,000 760,603
United States Treasury Bill, 4.23% , 5/27/2025 2,000,000 1,986,832
United States Treasury Bill, 4.19% , 6/3/2025 900,000 893,394
United States Treasury Bill, 4.18% , 6/10/2025 990,000 981,954
United States Treasury Bill, 4.20% , 6/20/2025 1,961,000 1,942,716
United States Treasury Bill, 4.19% , 6/24/2025 2,160,000 2,138,882
United States Treasury Bill, 4.18% , 7/1/2025 2,295,000 2,270,736
United States Treasury Bill, 4.18% , 7/15/2025 2,000,000 1,975,646
United States Treasury Bill, 4.19% , 7/22/2025 1,650,000 1,628,517
United States Treasury Bill, 4.17% , 7/31/2025 1,935,000 1,907,912
United States Treasury Bill, 4.15% , 8/7/2025 1,000,000 985,229
United States Treasury Bill, 4.15% , 8/14/2025 1,845,000 1,816,356
United States Treasury Floating Rate Note, 4.40% , 4/30/2025 3,170,700 3,170,707
United States Treasury Floating Rate Note, 4.36% , 7/31/2025 2,944,200 2,944,793
United States Treasury Floating Rate Note, 4.40% , 10/31/2025 1,747,900 1,749,172
Total U.S. Treasury Obligations (Cost $41,036,546) 41,038,985
U.S. GOVERNMENT & AGENCIES — 5.26%
Federal National Mortgage Association, 4.42% , 8/25/2025 1,500,000 1,477,005
Tennessee Valley Authority, 4.20% , 5/15/2025 900,000 896,040
Total U.S. Government & Agencies (Cost $2,373,011) 2,373,045
Repurchase Agreements — 7.98% Shares
Tri-Party Repurchase Agreement with Mirae Asset Securities LLC and Bank of New York Mellow, 4.42%, dated 3/31/2025 and maturing 4/1/2025, collateralized by U.S. Treasury Securities, Agency Mortgage-Back
Securities, Agency Debentures and Agency Strips with rates ranging from 2.50% and 5.99% and maturity dates ranging from 11/1/2033 to 7/1/2053 with a par value of $4,058,118 and a collateral value of
$3,659,299. 3,600,000 3,600,000
Total Repurchase Agreements (Cost $3,600,000) 3,600,000

Texas Capital Government Money Market ETF
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
MONEY MARKET FUNDS - 0.23% Shares Fair Value
State Street Institutional U.S. Government Money Market Fund, Opportunity
Class, 4.26%
(a)
102,004 $ 102,004
Total Money Market Funds (Cost $102,004) 102,004
Total Investments — 104.49% (Cost $47,111,561) 47,114,034
Liabilities in Excess of Other Assets — (4.49)% (2,024,315)
NET ASSETS — 100.00% $ 45,089,719
(a) Rate disclosed is the seven day effective yield as of March 31, 2025.